Significant Acquisitions (Details) (Hess Corporation U.S. East Coast Business Operations Acquisition, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 18, 2013
Hess Corporation U.S. East Coast Business Operations Acquisition
Business Acquisition [Line Items]
Total consideration		$ 30,000
Storage capacity	250,000